Note 4 - Loans and Leases - Performance of Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans receivable	$ 185,580	$ 121,929
Residential Portfolio Segment [Member]
Loans receivable	104,294	113,686
Commercial and Multi-Family Real Estate [Member]
Loans receivable	169	40
Commercial Portfolio Segment [Member]
Loans receivable	74,187	1
Consumer Portfolio Segment [Member]
Loans receivable	6,930	8,202
Performing Financial Instruments [Member]
Loans receivable	185,385	121,590
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	104,121	113,364
Performing Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	153	24
Performing Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable	74,187
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable	6,924	8,202
Nonperforming Financial Instruments [Member]
Loans receivable	195	339
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	173	322
Nonperforming Financial Instruments [Member] | Commercial and Multi-Family Real Estate [Member]
Loans receivable	16	16
Nonperforming Financial Instruments [Member] | Commercial Portfolio Segment [Member]
Loans receivable		1
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member]
Loans receivable	$ 6